Equity	12 Months Ended
Dec. 31, 2020
Equity [abstract]
Equity

13.  Equity

Share capital

Ferroglobe PLC was incorporated on February 5, 2015 and issued one ordinary share with a face value of $1.00. The share was issued but uncalled. On October 13, 2015, the Company increased its share capital by £50,000 by issuing 50,000 sterling non-voting redeemable preference shares (the “Non-voting Shares”) as well as 14 ordinary shares with a par value of $1.00. Subsequently on October 13, 2015, the Company consolidated the 15 ordinary shares at a par value of $1.00 to two ordinary shares with a par value of $7.50, for a total amount of $15.00.

On December 23, 2015, the Company acquired all of the issued and outstanding ordinary shares from Grupo Villar Mir, S.A.U., par value €1,000 per share, of Grupo FerroAtlántica, S.A.U. in exchange for 98,078,161 newly-issued Ferroglobe Class A ordinary shares, nominal value $7.50 per share, making Grupo FerroAtlántica, S.A.U. a wholly-owned subsidiary of the Company. The company subsequently redeemed all Non-voting Shares.

Subsequently on December 23, 2015, Gordon Merger Sub, Inc., a wholly owned subsidiary of the Company, merged with Globe Specialty Metals, Inc., and all outstanding shares of GSM common stock, par value $0.0001 per share were converted to the right to receive one newly-issued Ferroglobe ordinary share, nominal value $7.50 per share. The ordinary shares were registered by the Company pursuant to a registration statement on Form F‑4, which was declared effective by the SEC on August 11, 2015, and trade on the NASDAQ Global Select Market under the ticker symbol “GSM.”

On June 22, 2016 the Company completed a reduction of the share capital and as such the nominal value of each share has been reduced from $7.50 to $0.01, with the amount of the capital reduction being credited to a distributable reserve.

On November 18, 2016, Class A Ordinary Shares were converted into ordinary shares of Ferroglobe as a result of the distribution of beneficial interest units in the Ferroglobe Representation and Warranty Insurance Trust to certain Ferroglobe shareholders.

During the years ended December 31, 2019 and December 31, 2020, the Company did not issue new ordinary shares of any class.

At December 31, 2020, there were 170,863,773 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,784 thousand, (2019:  170,863,773 ordinary shares in issue with a par value of $0.01, for a total issued share capital of $1,784 thousand).

At December 31, 2020, the Company’s largest shareholder is as follows:

	Number of Shares	Percentage of
Name	Beneficially Owned	Outstanding Shares (*)
Grupo Villar Mir, S.A.U.	91,125,521	53.86%
(*) 169,197,366 ordinary shares were outstanding at 31 December 2020, comprising 170,863,773 shares in issue less 1,666,407 shares held in treasury

Valuation adjustments

Valuation adjustments comprise the following at December 31:

	2020	2019
	US$'000	US$'000
Actuarial gains and losses	4,833	1,248
Hedging instruments and other	922	(3,417)
Total	5,755	(2,169)

Changes in actuarial gain and losses are due to remeasurements of the net defined benefit liability, see Note 15.

Capital management

The Company’s primary objective is to maintain a balanced and sustainable capital structure through the industry’s economic cycles, while keeping the cost of capital at competitive levels so as to fund the Company’s growth. The main sources of financing are as follows:

1.	cash flow from operations;
2.	bank borrowings, including asset-based loans;
3.	debt instruments, including the senior Notes due 2022.

Although the factoring with recourse agreement has been part of the Company’s consolidated Balance since October 1, 2020, the Company continues in its efforts to focus on optimizing its working capital.

Capital Raising and Extension of the Maturity of the Notes

Beginning in 2021, we engaged in discussions with a committee of holders of the Notes (the “Ad Hoc Group Noteholders”) to put forward a plan to refinance the Notes and restructure our balance sheet.  On March 27, 2021, Ferroglobe and Globe entered into a lock-up agreement (the “Lock-Up Agreement”) with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to implement this restructuring.

The principal elements of the restructuring, as set forth below, are inter-conditional and must be completed by September 28, 2021, unless extended by agreement, see Note 30.

Issuance of $60 million of new senior secured notes

Issuance of $40 million in new equity of Ferroglobe

Extension of the maturity date of the Notes from March 31, 2022 to December 31, 2025 and amendment of certain other terms.

As of the date of the consolidated financial statements, holders holding approximately 96% in aggregate principal amount of Notes have signed a lock-up agreement (the “Lock-Up Agreement”) with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital to support the proposed restructuring as set out in the Lock-Up Agreement and including an extension of the bond maturity, but there can be no assurance that such support will not be withdrawn prior to implementation of the proposed restructuring or that, if withdrawn, additional consents required to implement the proposed restructuring will be obtained. As a result of these uncertainties, we cannot assure you that the proposed restructuring will be implemented at the end.

In addition to the extension and new terms agreed on the Senior Notes, the company entered into a Lock-Up agreement with members of an “Ad Hoc-Group”, being existing note holders representing in aggregate approximately 60% of the 2022 Senior Notes, and Tyrus Capital (“Tyrus”) as backstop provider in respect of a $40 million equity raise forming part of the transaction.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and the requirements of financial covenants. To maintain or adjust the capital structure, the Company may restructure or issue new borrowings or debt, make dividend payments, return capital to shareholders or issue new shares.  Management’s review of the Company’s capital structure includes monitoring of the leverage ratio, which was as follows at December 31:

	2020	2019	2018
	US$'000	US$'000	US$'000
Gross financial debt (*)	551,547	606,361	645,389
Cash, restricted cash and cash equivalents	(131,557)	(123,175)	(216,647)
Total net financial debt	419,990	483,186	428,742

Total equity (**)	365,719	602,297	884,372

Total net financial debt / total equity	114.84%	80.22%	48.48%

(*)   Gross financial debt comprises bank borrowings, obligations under leases, debt instruments and other financial liabilities.

(**)  Total equity comprises all capital and reserves of Company as stated in the consolidated statement of financial position.

The classification of the Company’s gross financial debt between non-current and current at December 31 is as follows:

	2020		2019		2018
	Balance		Balance		Balance
	US$'000%		US$'000%		US$'000%
Non-current gross financial debt	394,985	71.61%	548,531	90.46%	560,738	86.88%
Current gross financial debt	156,562	28.39%	57,830	9.54%	84,651	13.12%
Total gross financial debt	551,547	100.00%	606,361	100.00%	645,389	100.00%

Share Repurchase Program

At a general meeting of its shareholders held on August 3, 2018, shareholders granted authority to the Company to effect share repurchases. The Company is accordingly authorised for a period of five years to enter into contracts with appointed brokers under which the Company may undertake purchases of its ordinary shares – acquired by the brokers on the NASDAQ and through other permitted channels of up to approximately 10% of its issued ordinary share capital, at a minimum price of $0.01 per share, at a maximum price for such shares of 5% above the average volume-weighted average price of the Company's shares over the five business days prior to purchase and subject to additional  restrictions (including as to pricing, volume, timing and the use of brokers or dealers) under applicable U.S. securities laws.

Subsequently, the Company’s Board of Directors authorised the repurchase of up to $20,000 thousand of the Company's ordinary shares in the period ending December 31, 2018.  On November 7, 2018, the Company completed  this repurchase program, resulting in the acquisition of a total of 2,894,049 ordinary shares for total consideration of $20,100 thousand, including applicable stamp duty of $100 thousand. The average price paid per share was $6.89.

The share repurchase program resulted in 1,152,958 ordinary shares purchased and cancelled and 1,741,091 ordinary shares purchased into treasury, all of which remained held in treasury at December 31, 2018.

During the years ended December 31, 2019 and December 31, 2020, there were not new shares repurchased by the Company.

Dividends

There have not been dividends paid or proposed by the Company during the year ended December 31, 2020 neither during the year ended December 31, 2019.

On May 21, 2018, the Board of Directors approved an interim dividend per ordinary share of $0.06. The dividend totaling $10,321 thousand, was paid on June 29, 2018 to shareholders of record at the close of business on June 8, 2018.

On August 20, 2018, the Board of Directors approved an interim dividend per ordinary share of $0.06. The dividend totaling $10,321 thousand, was paid on September 20, 2018 to shareholders of record at the close of business on September 5, 2018.

Non-controlling interests

The changes in non-controlling interests in the consolidated statements of financial position in 2020 and 2019 were as follows:

Balance
US$'000
Balance at January 1, 2019	116,145
Loss for the year	(5,039)
Increase of Parent’s indirect ownership interest in FerroAtlántica de Venezuela S.A.	5,881
Translation differences and other	1,090
Balance at December 31, 2019	118,077
Loss for the year	(3,419)
Translation differences and other	(154)
Balance at December 31, 2020	114,504

The stand-alone statutory information regarding the largest non-controlling interests, in accordance with IFRS 12 Disclosure of Interests in Other Entities, is as follows:

WVA Manufacturing, LLC (WVA) was formed on October 28, 2009 as a wholly-owned subsidiary of Globe. On November 5, 2009, Globe sold a 49% membership interest in WVA to Dow Corning Corporation (currently named “Dow”), an unrelated third party. As part of the sale of the 49% membership interest to Dow, an operating agreement and an output and supply agreement were established. The output and supply agreement states that of the silicon metal produced by WVA, 49% will be sold to Dow and 51% to Globe, which represents each member’s ownership interest, at a price equal to WVA’s actual production cost plus $100 per metric ton. The agreement will automatically terminate upon the dissolution or liquidation of WVA in accordance with the joint venture agreement between Globe and Dow. As of December 31, 2020 and 2019, the balance of Non-controlling interest related to WVA was $70,270 thousand and $73,945  thousand, respectively.

Quebec Silicon Limited Partnership (QSLP), formed under the laws of the Province of Québec on August 20, 2010 is managed by its general partner, Quebec Silicon General Partner Inc., which is a wholly-owned subsidiary of Globe. QSLP owns and operates the silicon metal operations in Bécancour, Québec. QSLP’s production output is subject to a supply agreement, which sells 51% of the production output to Globe and 49% to Dow, which represents each member’s ownership interest, at a price equal to QSLP’s actual production cost plus 31 Canadian dollars per metric ton. As of December 31, 2020 and 2019, the balance of non-controlling interest related to QSLP was $44,808 thousand and $44,224  thousand, respectively.

	2020		2019
	WVA	QSLP	WVA	QSLP
	US$'000	US$'000	US$'000	US$'000
Statement of Financial Position
Non-current assets	80,887	67,806	80,923	63,639
Current assets	58,404	37,095	56,839	30,931
Non-current liabilities	14,677	18,186	14,677	19,944
Current liabilities	23,208	16,320	27,579	7,277
Income Statement
Sales	156,995	70,637	167,503	78,414
Operating profit	5,900	3,113	6,688	252
Profit before taxes	5,900	2,898	6,423	(36)
Net (loss) income	3,008	1,666	3,276	(70)
Cash Flow Statement
Cash flows from operating activities	28,683	15,387	2,287	3,720
Cash flows from investing activities	(7,977)	(5,227)	(2,256)	(3,544)
Cash flows from financing activities	—	—	—	227
Exchange differences on cash and cash equivalents in foreign currencies	—	45	—	149
Beginning balance of cash and cash equivalents	6,566	2,319	6,535	1,767
Ending balance of cash and cash equivalents	27,272	12,524	6,566	2,319